Net Interest Income - Summary of Net Interest Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Interest Income [Abstract]
Interest income on loans		€ 19,368	€ 18,338	€ 18,476
Interest income on financial assets at fair value through OCI		554
Interest income on financial assets at amortised cost		378
Interest income on non-trading derivatives (hedge accounting)		4,497
Negative interest on liabilities		453	500	175
Interest income	[1]	25,249
Interest income on financial assets at fair value through profit or loss		1,795
Interest income on investments			1,494	1,756
Interest income on trading derivatives			16,108	16,081
Interest income on other trading portfolio			1,028	728
Interest income on non-trading derivatives (no hedge accounting)		677	594	623
Interest income on non-trading derivatives (hedge accounting)			5,690	6,213
Interest income other		25	138	130
Other interest income		2,498
Total Interest income 21		27,747	43,890	44,182
Interest expense on deposits from banks		362	301	283
Interest expense on customer deposits		2,607	2,664	3,160
Interest expense on debt securities in issue		2,254	2,054	2,290
Interest expense on subordinated loans		711	784	816
Negative interest on assets		412	407	184
Interest expense on non-trading derivatives (hedge accounting)		4,826	5,946	6,720
Interest expense using effective interest rate method	[1]	11,171
Interest expense on financial liabilities at fair value through profit or loss		1,578
Interest expense on trading derivatives			16,117	16,263
Interest expense on other trading liabilities			744	210
Interest expense on non-trading derivatives (no hedge accounting)		1,005	895	652
Interest expense other		33	331	363
Other interest expense	[1]	2,615
Interest expense		13,787	30,243	30,941
Net interest income	[1]	€ 13,960	€ 13,647	€ 13,241

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.